Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Share Capital
	December 31, 2024 and 2023
	Registered	Issued and Outstanding
	Number of Shares
Ordinary shares of ILS 0.01 par value each	990,000,000	2,282,124
Preferred shares of ILS 0.01 par value each	10,000,000	10,000,000